Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 832,368	$ 878,803
Accounts Receivable, net	35,067	28,611	$ 9,070
Inventory	1,894	1,977
Other receivables, net	120,082	41,203
Convertible note receivable - related party	739,590		198,125
Investment security – related party	3,891
Prepaid expenses	17,542	6,862
Total Current Assets	1,750,434	957,456
Non-Current Assets
Property and Equipment, net	36,718	129,230	166,338
Investment in associate, related party
Cash and marketable securities held in Trust Account
Deposits	406,479	298,324
Investment at cost	14,977
Operating lease right-of-use assets, net	711,458	598,508
Total Non-Current Assets	1,169,632	1,026,062
TOTAL ASSETS	2,920,066	1,983,518
Current Liabilities
Accounts payable and accrued expenses	446,807	137,199	60,771
Accrued commissions	82,154	85,206
Due to related parties, net	685,153
Operating lease liabilities - Current	438,011	429,687
Deferred revenue
Deferred underwriting fee payable
Notes payable - current	269,655
Total Current Liabilities	1,921,780	2,770,587
Non-Current Liabilities
Operating lease liabilities - Non-current	286,759	182,380
Notes payable - non-current	962,640
Total Non-Current Liabilities	1,249,399	182,380
Total Liabilities		2,952,967
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 and 8,625,000 shares (at approximately $10.35 and $10.20 per share) as of November 30, 2023 and November 30, 2022, respectively
Stockholders’ (Deficit) Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2023 and 2022
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022	2,226	10
Additional paid-in capital	4,951,123
Accumulated other comprehensive loss	(289,586)	(197,040)	(200,039)
(Accumulated deficit) Retained earnings	(5,038,656)	(781,085)	873,306
Total HWH International Inc. Stockholders’ (deficit) equity	(374,893)	(978,115)
Non-controlling interests	123,780	8,666	4,836
Total Stockholders’ (Deficit) Equity	(251,113)	(969,449)	(1,805,434)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	2,920,066	1,983,518
Related Party [Member]
Current Liabilities
Due to related parties, net		2,118,495
Common Class A [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022
Common Class B [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022
Restated [Member]
Current Assets
Cash		1,159,201	1,651,088
Accounts Receivable, net		28,611	9,070
Inventory		1,977	34,126
Other receivables, net		41,203	35,717
Convertible note receivable - related party			198,125
Investment security – related party
Prepaid expenses		106,862	17,828
Total Current Assets		1,337,854	1,945,954
Non-Current Assets
Property and Equipment, net		129,230	166,338
Investment in associate, related party			155,369
Cash and marketable securities held in Trust Account		21,346,768
Deposits		298,324	305,036
Investment at cost
Operating lease right-of-use assets, net		598,508	973,069
Total Non-Current Assets		22,372,830	1,599,812
TOTAL ASSETS		23,710,684	3,545,766
Current Liabilities
Accounts payable and accrued expenses		167,354	60,771
Accrued commissions		85,206	143,383
Due to related parties, net		2,323,800
Operating lease liabilities - Current		429,687	419,303
Deferred revenue			21,198
Deferred underwriting fee payable		3,018,750
Notes payable - current
Total Current Liabilities		6,024,797	2,308,323
Non-Current Liabilities
Operating lease liabilities - Non-current		182,380	559,330
Notes payable - non-current
Total Non-Current Liabilities		182,380	559,330
Total Liabilities			2,867,653
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 and 8,625,000 shares (at approximately $10.35 and $10.20 per share) as of November 30, 2023 and November 30, 2022, respectively		20,457,011
Stockholders’ (Deficit) Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2023 and 2022
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022		1	10
Additional paid-in capital		9
Accumulated other comprehensive loss		(197,040)	(200,039)
(Accumulated deficit) Retained earnings		(2,765,403)	873,306
Total HWH International Inc. Stockholders’ (deficit) equity		(2,962,170)	673,277
Non-controlling interests		8,666	4,836
Total Stockholders’ (Deficit) Equity		(2,953,504)	678,113
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY		23,710,684	3,545,766
Restated [Member] | Related Party [Member]
Current Liabilities
Due to related parties, net			$ 1,663,668
Restated [Member] | Common Class A [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022		47
Restated [Member] | Common Class B [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022		$ 216